Income Taxes (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.50%	28.00%	29.10%
Income Tax Loss Carry Forward	8,387	689